SCHEDULE OF PATENT AMORTIZATION (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
2025	$ 3,022
2026	3,022	6,947
2027	3,022	3,211
2028		7,977
Intangible assets	$ 17,379	$ 18,135	$ 20,401	$ 21,157